Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
6
.
Intangible Assets

Intellectual property consists primarily of the costs associated with acquiring certain technology, patents, patents pending, know-how and related intangible assets with respect to our program for treatment of anxiety. Intellectual property is being amortized on a straight-line basis from the date costs are incurred over the remaining life of the respective patents or patent applications. As of
December
31,
2015,
all intangible assets were written off in full. As of
December
31,
2015
and
2014,
intangible assets were as follows:

(in thousands)	2015	2014
Intellectual property	$-	$519

Less accumulated amortization	-	(418)

Total intangibles, net	$-	$101

Amortization expense for all intangible assets amounted to
$12,000
and
$17,000
for the years ended
December
31,
2015
and
2014,
respectively. There is
no
amortization expense for intellectual property for the next
five
years.

We recorded impairment losses of
$88,000
and
$0
for the years ended
December
31,
2015
and
2014,
respectively.